BALANCE SHEET	Dec. 31, 2023 USD ($)
Assets
Total Assets	$ 6,825,000
Liabilties
Total liabilities	47,379,000
Stockholders' deficit
Common Stock, Value, Issued	1,000
Accumulated deficit	(133,649,000)
Total stockholders' equity (deficit)	(132,023,000)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	6,825,000
Previously Reported
Assets
Total Assets
Liabilties
Accrued expenses	5,000
Total liabilities	5,000
Stockholders' deficit
Common Stock, Value, Issued	0
Accumulated deficit	(5,000)
Total stockholders' equity (deficit)	(5,000)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 0